Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Mar. 31, 2022 Segment $ / shares	Mar. 31, 2021 $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment	3
Cash and cash equivalents and short-term deposits with original maturities	three months or less
Ordinary Share [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005	$ 0.0005
Class B Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005	$ 0.0005